Fees Summary	Jan. 22, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $45,094,000.00.
Narrative - Max Aggregate Offering Price	$ 45,094,000.00